UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.     Greenwich, Connecticut        11/14/07
       --------------------------     -------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        $9,330,179
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

         COLUMN 1                 COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS 02364W105  859,852    13,435,189  SH       SOLE                 13,435,189   0     0

AMERICAN EAGLE OUTFITTERS NE   COM            02553E106   56,713    2,155,567   SH       SOLE                  2,155,567   0     0

APPLE INC                      COM            037833100  192,740    1,255,882   SH       SOLE                  1,255,882   0     0

BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104   30,955      804,028   SH       SOLE                    804,028   0     0

BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104  401,611    10,467,142  SH       SOLE                 10,467,142   0     0

BUNGE LIMITED                  COM            G16962105   59,098      550,000   SH  PUT  SOLE                    550,000   0     0

BURLINGTON NORTHN SANTA FE C   COM            12189T104  287,423    3,541,004   SH       SOLE                  3,541,004   0     0

CAREER EDUCATION CORP          COM            141665109    7,135      254,900   SH  PUT  SOLE                    254,900   0     0

CARMAX INC                     COM            143130102  238,046    11,709,116  SH       SOLE                 11,709,116   0     0

CME GROUP INC                  COM            12572Q105  264,560      450,430   SH       SOLE                    450,430   0     0

COACH INC                      COM            189754104  368,758    7,801,097   SH       SOLE                  7,801,097   0     0

DICKS SPORTING GOODS INC       COM            253393102  232,783    3,466,610   SH       SOLE                  3,466,610   0     0

E M C CORP MASS                COM            268648102  515,558    24,786,454  SH       SOLE                 24,786,454   0     0

EAGLE MATERIALS INC            COM            26969P108  160,493    4,490,559   SH       SOLE                  4,490,559   0     0

EASTMAN KODAK CO               COM            277461109   30,774    1,150,000   SH  PUT  SOLE                  1,150,000   0     0

EXPRESS SCRIPTS INC            COM            302182100  173,166    3,102,214   SH       SOLE                  3,102,214   0     0

FASTENAL CO                    COM            311900104  276,689    6,093,138   SH       SOLE                  6,093,138   0     0

FIRST AMERN CORP CALIF         COM            318522307  127,159    3,472,382   SH       SOLE                  3,472,382   0     0

GARTNER INC                    COM            366651107   47,085    1,924,960   SH       SOLE                  1,924,960   0     0

GENENTECH INC                  COM NEW        368710406  274,228    3,514,836   SH       SOLE                  3,514,836   0     0

GOOGLE INC                     CL A           38259P508  870,859    1,535,176   SH       SOLE                  1,535,176   0     0

ILLUMINA INC                   COM            452327109   53,959    1,040,074   SH       SOLE                  1,040,074   0     0

INTERCONTINENTALEXCHANGE INC   COM            45865V100  358,991    2,363,337   SH       SOLE                  2,363,337   0     0

MEDCO HEALTH SOLUTIONS INC     COM            58405U102  163,025    1,803,568   SH       SOLE                  1,803,568   0     0

MERCADOLIBRE INC               COM            58733R102   38,786    1,069,660   SH       SOLE                  1,069,660   0     0

MONSANTO CO NEW                COM            61166W101  368,399    4,296,701   SH       SOLE                  4,296,701   0     0

MSC INDL DIRECT INC            CL A           553530106  216,954    4,288,471   SH       SOLE                  4,288,471   0     0

NALCO HOLDING COMPANY          COM            62985Q101  147,868    4,987,103   SH       SOLE                  4,987,103   0     0

NUTRI SYS INC NEW              COM            67069D108   61,426    1,310,000   SH  PUT  SOLE                  1,310,000   0     0

OVERSTOCK COM INC DEL          COM            690370101   18,288      635,000   SH  PUT  SOLE                    635,000   0     0

P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR  715684106   13,856      283,822   SH       SOLE                    283,822   0     0

PHARMERICA CORP                COM            71714F104   31,409    2,105,154   SH       SOLE                  2,105,154   0     0

PRICELINE COM INC              COM NEW        741503403  258,918    2,917,384   SH       SOLE                  2,917,384   0     0

QUALCOMM INC                   COM            747525103  583,970    13,818,501  SH       SOLE                 13,818,501   0     0

SAIC INC                       COM            78390X101  107,103    5,581,185   SH       SOLE                  5,581,185   0     0

SCHLUMBERGER LTD               COM            806857108  386,663    3,682,500   SH       SOLE                  3,682,500   0     0

SINA CORP                      ORD            G81477104  219,211    4,581,222   SH       SOLE                  4,581,222   0     0

SOUTHWESTERN ENERGY CO         COM            845467109  415,840    9,936,450   SH       SOLE                  9,936,450   0     0

SRA INTL INC                   CL A           78464R105   30,203    1,075,600   SH       SOLE                  1,075,600   0     0

VULCAN MATLS CO                COM            929160109  323,423    3,627,857   SH       SOLE                  3,627,857   0     0

WNS HOLDINGS LTD               SPON ADR       92932M101   56,202    3,267,566   SH       SOLE                  3,267,566   0     0

